Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Emerging Markets Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 94.33%Δ
Argentina — 0.94%
Cablevision Holding GDR	262,838	$ 1,269,975
Cresud ADR	231,511	2,944,820
Grupo Clarin GDR Class B 144A #, †	77,680	375,332
IRSA Inversiones y Representaciones ADR	194,351	3,150,430
		7,740,557
Bahrain — 0.13%
Aluminium Bahrain GDR 144A #	91,200	1,061,641
		1,061,641
Brazil — 3.18%
Banco Bradesco ADR	1,394,871	5,091,279
Banco Santander Brasil ADR	153,366	909,460
Itau Unibanco Holding ADR	734,482	6,154,959
MBRF Global Foods Company ADR	396,087	1,604,152
Petroleo Brasileiro ADR	285,509	5,353,294
Rumo	217,473	685,606
Sitios Latinoamerica †	186,178	55,470
Telefonica Brasil ADR	154,724	2,461,659
TIM ADR	87,820	2,326,352
Vale ADR	105,027	1,670,980
		26,313,211
Chile — 0.29%
Sociedad Quimica y Minera de Chile ADR †	30,007	2,428,767
		2,428,767
China — 8.64%
Alibaba Group Holding	739,100	11,585,015
Alibaba Group Holding ADR	90,740	11,384,240
Baidu ADR †	61,600	6,863,472
BeOne Medicines Class H †	167,800	3,764,159
DiDi Global ADR †	81,500	334,965
iQIYI ADR †	59,542	80,382
JD.com ADR	65,947	1,950,053
Kunlun Energy	2,244,900	2,051,271
PDD Holdings ADR †	59,743	6,104,540
Sohu.com ADR †	337,704	5,217,527
Tencent Holdings	247,500	15,610,414
Tencent Music Entertainment Group ADR	159	1,476
Tianjin Development Holdings	35,950	10,930
Trip.com Group ADR	67,448	3,358,236
Uni-President China Holdings	2,194,000	2,202,058
Weibo ADR	40,000	350,000
Weibo Class A	65,500	568,487
		71,437,225
	Number of shares	Value (US $)
Common StocksΔ (continued)
India — 5.82%
Natco Pharma	185,519	$ 1,927,060
Reliance Industries	1,456,212	20,942,607
Reliance Industries GDR 144A #	420,657	24,731,061
Sify Technologies ADR †	13,000	166,270
Zee Entertainment Enterprises	450,000	345,643
		48,112,641
Indonesia — 0.76%
Astra International	11,254,400	4,154,715
Unilever Indonesia	20,000,000	2,165,963
		6,320,678
Malaysia — 0.07%
UEM Sunrise	4,748,132	539,594
		539,594
Mexico — 3.14%
America Movil ADR	209,432	5,336,327
Cemex ADR	421,537	4,822,383
Coca-Cola Femsa ADR	38,604	3,765,820
Fomento Economico Mexicano ADR	19,186	2,130,797
Grupo Financiero Banorte Class O	664,313	7,355,887
Grupo Televisa ADR	656,458	1,910,293
Ollamani SAB †	164,114	670,722
		25,992,229
Peru — 1.00%
Cia de Minas Buenaventura ADR	97,000	3,495,880
Credicorp	14,177	4,808,555
		8,304,435
Russia — 0.00%
EL5-ENERO PJSC =, †	755,050	0
Gazprom PJSC =, †	2,087,800	0
Rosneft Oil PJSC =, †	1,449,104	0
Sberbank of Russia PJSC =, †	2,058,929	0
Surgutneftegas PJSC ADR =, †	294,652	0
T Plus PJSC =, †	25,634	0
VK IPJSC GDR =, †	71,300	0
		0
South Africa — 0.00%
Tongaat Hulett =, †	182,915	0
		0
South Korea — 49.39%
KB Financial Group	80,000	7,853,637
Samsung C&T	60,000	10,515,481
Samsung Electronics	634,359	74,195,511
Samsung Life Insurance	53,526	7,717,798
Shinhan Financial Group	38,000	2,264,852
SK Hynix **	195,978	111,191,083
NQ-VIPEM [0326] 0526 (5459551)    1

Schedule of investments
Delaware VIP® Trust  —  Nomura VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Korea (continued)
SK Square †, **	578,556	$190,491,016
SK Telecom ADR	146,839	4,300,914
		408,530,292
Taiwan — 19.57%
MediaTek	379,000	18,178,801
Taiwan Semiconductor Manufacturing	2,483,864	143,653,094
		161,831,895
Türkiye — 1.40%
Akbank	6,643,734	9,916,219
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	39,824
Turkcell Iletisim Hizmetleri	677,165	1,619,083
		11,575,126
Total Common Stocks (cost $317,666,913)		780,188,291

Convertible Preferred Stock — 0.06%Δ
South Korea — 0.06%
CJ 1.99% ω	4,204	469,685
Total Convertible Preferred Stock (cost $470,723)		469,685

Preferred Stocks — 5.46%Δ
Brazil — 0.40%
Axia Energia 6.33% ω	216,779	2,692,657
Axia Energia †, ω	56,977	621,925
		3,314,582
Russia — 0.00%
Transneft PJSC =, †, ω	360,600	0
		0
South Korea — 5.06%
CJ 4.04% ω	28,030	1,537,244
Samsung Electronics 1.29% ω	499,750	40,341,614
		41,878,858
Total Preferred Stocks (cost $11,767,066)		45,193,440

	Number of shares	Value (US $)

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =, †	100,339	$ 0
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	0
Total Participation Notes (cost $4,952,197)		0

Total Value of Securities—99.85% (cost $334,856,899)		825,851,416
Receivables and Other Assets Net of Liabilities — 0.15%		1,281,270
Net Assets Applicable to 18,093,195 Shares Outstanding — 100.00%		$827,132,686
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $26,168,034, which represents 3.16% of the Series’ net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Because SK Square invests most of its assets in SK Hynix, these two holdings are likely to perform similarly.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
IPJSC – International Public Joint Stock Company
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company

2    NQ-VIPEM [0326] 0526 (5459551)